Fees Summary	Oct. 01, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,437,246,315.00
Previously Paid Amount	0.00
Total Fee Amount	336,583.72
Total Offset Amount	0.00
Net Fee	$ 336,583.72